SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

On December 1, 2022, pursuant to an Agreement and Plan of Merger, dated as of December 1, 2022, by and among Nestbuilder (“Parent”), NB Merger Corp. (the “Merger Sub”) a Delaware corporation and a direct, wholly owned subsidiary of Nestbuilder, Renewable Innovations, Inc. (the “Company”), a Delaware corporation, Lynn Barney, as the representative of the Company’s securityholders, and Alex Aliksanyan, as the Parent representative, the Parent acquired the Company through the merger of the merger sub with and into the Company (the “Merger”), with the Company continuing as the surviving corporation and becoming a wholly owned subsidiary of the Parent.

In connection with the Merger, the Parent filed articles of merger with the Nevada Secretary of State to change its name to Renewable Innovations, Inc. pursuant to a parent/subsidiary merger between Parent and the Company as a wholly owned non-operating subsidiary, which was established for the purpose of giving effect to this name change.

Immediately prior to the Merger, there were 6,090,580 shares of Parent Common Stock issued and outstanding and warrants outstanding to acquire up to an aggregate of 10,135,000 shares of Parent Common Stock. As a result of the Merger, Parent issued to the shareholders of the Company an aggregate of 2,155,684 shares of Parent Series A Convertible Preferred Stock, par value $0.0001 per share, each share of which is convertible into 100 shares of Parent Common Stock and votes on an as converted basis, which represents a 97% ownership interest based on Parent’s fully diluted capitalization immediately following the Merger. As a result of the foregoing transactions, Parent underwent a change of control on December 1, 2022, which will be accounted for as a reverse merger and recapitalization of the Company.

In accordance with ASC 855, “Subsequent Events”, the Company has evaluated all subsequent events through the date of this filing. No other significant events have occurred besides the events disclosed in the Notes to the Financial Statements.